                                 United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
                         Certified Shareholder Report of
                 Registered Management Investment Companies

                                    811-7193

                      (Investment Company Act File Number)

                          Federated Institutional Trust
       ---------------------------------------------------------------

             (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                   (Name and Address of Agent for Service)
              (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 8/31/06

             Date of Reporting Period: Six months ended 2/28/06
                                       ------------------------

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Intermediate Government/Corporate Fund

A Portfolio of Federated Institutional Trust

SEMI-ANNUAL SHAREHOLDER REPORT

February 28, 2006

Institutional Shares
Institutional Service Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
BOARD REVIEW OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Federated Investors 50 Years of Growth & Innovation

Financial Highlights - Institutional Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited)
	2/28/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.20
Net realized and unrealized loss on investments	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	(0.03)
Less Distributions:
Distributions from net investment income	(0.20)
Net Asset Value, End of Period	$ 9.77
Total Return [2]	(0.31)%

Ratios to Average Net Assets:
Net expenses	0.30	% [3]
Net investment income	4.45	% [3]
Expense waiver/reimbursement [4]	7.14	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$5,211
Portfolio turnover	197%

1 Reflects operations for the period from September 1, 2005 (date of initial public investment) to February 28, 2006.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(For a Share Outstanding Throughout the Period)

	Six Months Ended (unaudited)
	2/28/2006	[1]
Net Asset Value, Beginning of Period	$10.00
Income From Investment Operations:
Net investment income	0.20
Net realized and unrealized loss on investments	(0.24)
TOTAL FROM INVESTMENT OPERATIONS	(0.04)
Less Distributions:
Total distributions from net investment income	(0.19)
Net Asset Value, End of Period	$ 9.77
Total Return [2]	(0.44)%

Ratios to Average Net Assets:
Net expenses	0.55	% [3]
Net investment income	4.20	% [3]
Expense waiver/reimbursement [4]	7.14	% [3]
Supplemental Data:
Net assets, end of period (000 omitted)	$38,825
Portfolio turnover	197%

1 Reflects operations for the period from September 1, 2005 (date of initial public investment) to February 28, 2006.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 Computed on an annualized basis.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 1, 2005 to February 28, 2006.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 9/1/2005	Ending Account Value 2/28/2006	Expenses Paid During Period [1]
Actual:
Institutional Shares	$1,000	$996.90	$1.49
Institutional Service Shares	$1,000	$995.60	$2.72
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.31	$1.51
Institutional Service Shares	$1,000	$1,022.07	$2.76

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Institutional Shares	0.30%
Institutional Service Shares	0.55%

Portfolio of Investments Summary Table

At February 28, 2006, the Fund's portfolio composition 1 was as follows:

Security Type	Percentage of Total Net Assets
U.S. Treasury and Agency Securities [2]	63.6%
Corporate Debt Securities	10.7%
Mortgage-Backed Securities [3]	8.0%
Cash Equivalents [4]	9.0%
Other Assets and Liabilities--Net [5]	8.7%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of these security types.

2 For purposes of this table, U.S. Treasury and Agency Securities does not include mortgage-backed securities guaranteed by Government Sponsored Entities (GSEs).

3 For purposes of this table, mortgage-backed securities includes mortgage-backed securities guaranteed by GSEs and adjustable rate mortgage-backed securities.

4 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

5 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

February 28, 2006 (unaudited)

Principal Amount			Value
		CORPORATE BONDS--10.6%
		Basic Industry - Chemicals--0.1%
$50,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$47,940
		Basic Industry - Metals & Mining--0.3%
50,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	49,842
25,000		Barrick Gold Corp., 4.875%, 11/15/2014	24,076
50,000	[1]	Codelco, Inc., Bond, 5.625%, 9/21/2035	48,980
		TOTAL	122,898
		Basic Industry - Paper--0.3%
50,000		International Paper Co., Note, 6.50%, 11/15/2007	50,990
50,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	55,589
		TOTAL	106,579
		Capital Goods - Aerospace & Defense--0.6%
250,000		General Dynamics Corp., Sr. Note, 4.50%, 8/15/2010	243,885
10,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	10,072
		TOTAL	253,957
		Capital Goods - Diversified Manufacturing--0.1%
20,000	[1]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	21,018
5,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	5,245
		TOTAL	26,263
		Communications - Media & Cable--0.2%
50,000		Comcast Corp., 7.125%, 6/15/2013	53,939
50,000		Cox Communications, Inc., Unsecd. Note, 4.625%, 1/15/2010	48,206
		TOTAL	102,145
		Communications - Media Noncable--0.3%
50,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	54,259
50,000		Clear Channel Communications, Inc., 6.00%, 11/1/2006	50,208
		TOTAL	104,467
		Communications - Telecom Wireless--0.2%
25,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	27,756
10,000		America Movil S.A. de C.V., Note, 5.75%, 1/15/2015	10,018
50,000		Sprint Capital Corp., Note, 8.375%, 3/15/2012	57,647
		TOTAL	95,421
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Telecom Wirelines--0.2%
$25,000		Telefonos de Mexico, Note, 4.50%, 11/19/2008	$24,454
50,000		Verizon Global Funding, Note, 7.25%, 12/1/2010	53,856
		TOTAL	78,310
		Consumer Cyclical - Automotive--0.1%
50,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	48,596
		Consumer Cyclical - Entertainment--0.1%
50,000		AOL Time Warner, Inc., 6.15%, 5/1/2007	50,503
		Consumer Non-Cyclical Health Care--0.3%
50,000		Anthem, Inc., 6.80%, 8/1/2012	54,019
50,000		Medtronic, Inc., Note, (Series B), 4.375%, 9/15/2010	48,704
10,000	[1]	Quest Diagnostic, Inc., Note, 5.45%, 11/1/2015	9,983
5,000		UnitedHealth Group, Inc., 5.25%, 3/15/2011	5,022
5,000		UnitedHealth Group, Inc., 5.80%, 3/15/2036	5,021
		TOTAL	122,749
		Consumer Non-Cyclical Pharmaceuticals--0.1%
50,000		Wyeth, Unsecd. Note, 5.50%, 2/1/2014	50,434
		Energy - Independent--0.1%
20,000	[1]	Pemex Project Funding Master, 5.75%, 12/15/2015	20,050
25,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	28,638
		TOTAL	48,688
		Financial Institution - Banking--3.6%
50,000		Chase Manhattan Corp., Note, 6.375%, 2/15/2008	51,135
1,000,000		Credit Suisse First Boston USA, Inc., Note, 4.625%, 1/15/2008	992,951
50,000		HSBC Finance Corp., 4.75%, 4/15/2010	49,067
250,000		Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	251,421
50,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	48,776
50,000		PNC Funding Corp., Sr. Note, 5.125%, 12/14/2010	49,896
50,000	[1]	Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	48,611
50,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	53,597
50,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	50,062
		TOTAL	1,595,516
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Brokerage--0.9%
$50,000		Amvescap PLC, Sr. Note, 5.90%, 1/15/2007	$50,090
50,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	53,253
250,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	256,209
50,000		Morgan Stanley, Note, 4.00%, 1/15/2010	47,982
		TOTAL	407,534
		Financial Institution - Finance Noncaptive--1.7%
50,000	[1]	American International Group, Inc., 4.70%, 10/1/2010	48,791
50,000		Capital One Financial Corp., Note, 7.125%, 8/1/2008	52,003
250,000		General Electric Capital Corp., Note, (Series A), 5.45%, 1/15/2013	254,075
250,000		General Electric Capital Corp., Sr. Note, (Series 1), 2.875%, 9/15/2006	246,949
50,000		International Lease Finance Corp., 4.875%, 9/1/2010	49,060
50,000		MBNA America Bank, N.A., Sr. Note, (Series BKNT), 6.50%, 6/20/2006	50,204
10,000		Residential Capital Corp., 6.00%, 2/22/2011	9,947
50,000		SLM Corp., Note, 4.00%, 1/15/2010	47,933
		TOTAL	758,962
		Financial Institution - Insurance - P&C--0.1%
10,000	[1]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	9,892
50,000		The St. Paul Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	50,235
		TOTAL	60,127
		Financial Institution - REITs--0.4%
50,000		EOP Operating LP, 8.375%, 3/15/2006	50,058
50,000	[1]	Prologis, Note, 5.25%, 11/15/2010	49,725
50,000		Simon Property Group, Inc., Note, 4.875%, 8/15/2010	49,107
		TOTAL	148,890
		Foreign-Local-Gov't--0.1%
50,000		Hydro Quebec, Sr. Deb., 6.30%, 5/11/2011	52,213
		Sovereign--0.1%
50,000		United Mexican States, 6.625%, 3/3/2015	54,300
		Technology--0.1%
10,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	10,029
50,000		Deluxe Corp., 5.125%, 10/1/2014	39,800
		TOTAL	49,829
Principal Amount			Value
		CORPORATE BONDS--continued
		Technology Services--0.0%
$20,000	[1]	Oracle Corp., Sr. Unsecd. Note, 5.00%, 1/15/2011	$19,708
		Transportation - Airlines--0.1%
20,000		Southwest Airlines Co., 6.50%, 3/1/2012	20,995
		Transportation - Railroads--0.0%
5,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	5,335
		Utility - Electric--0.5%
50,000		American Electric Power Co., Inc., Sr. Note, (Series C), 5.375%, 3/15/2010	50,171
50,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	48,204
10,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	10,386
10,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	10,665
50,000		FirstEnergy Corp., 6.45%, 11/15/2011	52,352
50,000		Scottish Power PLC, 4.91%, 3/15/2010	49,338
		TOTAL	221,116
		Utility - Natural Gas Distributor--0.0%
20,000		Atmos Energy Corp., 4.00%, 10/15/2009	19,085
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,739,840)	4,672,560
		CORPORATE NOTES--0.1%
		Communications - Telecom Wirelines--0.1%
50,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $49,179)	48,688
		MORTGAGE-BACKED SECURITIES--1.9%
865,154		Federal National Mortgage Association, Pool 697742, 6/1/2033	842,895
505		Government National Mortgage Association, Pool 204037, 9.50%, 8/15/2017	539
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $865,149)	843,434
		GOVERNMENT AGENCIES--19.7%
500,000		Federal Home Loan Bank System, Bond, 3.65%, 12/9/2019	489,605
1,000,000		Federal Home Loan Bank System, Bond, 5.50%, 4/12/2019	964,913
500,000		Federal Home Loan Mortgage Corp., Note, 5.50%, 8/13/2018	483,331
1,500,000		Federal Home Loan Mortgage Corp., Note, 5.00%, 10/18/2010	1,485,546
150,000		Federal National Mortgage Association, Note, 6.41%, 3/8/2006	150,106
500,000		Federal National Mortgage Association, Note, 5.08%, 6/24/2018	473,258
500,000		Federal National Mortgage Association, Note, 5.55%, 9/10/2015	488,764
600,000		Federal National Mortgage Association, Note, 5.00%, 3/11/2013	581,413
Principal Amount			Value
		GOVERNMENT AGENCIES--continued
$700,000		Federal National Mortgage Association, Note, 5.00%, 3/23/2012	$682,038
800,000		Federal National Mortgage Association, Note, (Series MTN), 6.80%, 8/27/2012	819,623
1,000,000		Federal National Mortgage Association, Note, 5.00%, 9/14/2012	971,148
1,000,000		Tennessee Valley Authority, Bond, (Series B), 6.235%, 7/15/2045	1,062,746
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $8,769,598)	8,652,491
		COLLATERALIZED MORTGAGE OBLIGATIONS--6.1%
250,000		Federal Home Loan Mortgage Corp. REMIC 2844 MW, 5.50%, 12/15/2019	246,700
533,644		Federal Home Loan Mortgage Corp. REMIC 2783 YC, 5.00%, 4/15/2024	510,891
652,812		Federal Home Loan Mortgage Corp. REMIC 2609 WK, 5.25%, 5/15/2033	637,470
872,863		Federal Home Loan Mortgage Corp. REMIC 3037 QW, 5.00%, 5/15/2033	847,509
440,841		Wells Fargo Mortgage Backed Securities Trust 2004-W, Class A4, 4.581232%, 10/1/2034	438,356
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,755,073)	2,680,926
		U.S. TREASURY--43.9%
463,955		U.S. Treasury Inflation Protected Note, (Series A-2015), 1.625%, 1/15/2015	450,436
1,750,000		United States Treasury Note, 2.625%, 3/15/2009	1,649,995
3,150,000		United States Treasury Note, 3.00%, 2/15/2008	3,051,727
7,400,000		United States Treasury Note, 3.50%, 2/15/2010	7,095,187
1,125,000		United States Treasury Note, 3.875%, 2/15/2013	1,075,819
3,075,000		United States Treasury Note, 4.00%, 2/15/2015	2,940,621
650,000		United States Treasury Note, 4.25%, 8/15/2014	633,355
2,100,000		United States Treasury Note, 4.375%, 12/15/2010	2,077,648
100,000		United States Treasury Note, 4.875%, 2/15/2012	101,344
250,000		United States Treasury Note, 7.00%, 7/15/2006	252,071
		TOTAL U.S. TREASURY (IDENTIFIED COST $19,363,598)	19,328,203
Principal Amount			Value
		REPURCHASE AGREEMENT--9.0%
$3,963,000		Interest in $3,700,000,000 joint repurchase agreement 4.58%, dated 2/28/2006, under which Bank of America N.A., will repurchase U.S. Government Agency securities with various maturities to 4/1/2035 for $3,700,470,722 on 3/1/2006. The market value of the underlying securities at the end of the period was $3,774,000,000 (AT AMORTIZED COST)	$3,963,000
		TOTAL INVESTMENTS--91.3% (IDENTIFIED COST $40,505,437) [2]	40,189,302
		OTHER ASSETS AND LIABILITIES - NET--8.7%	3,846,677
		TOTAL NET ASSETS--100%	$44,035,979

1 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $276,758 which represents 0.6% of total net assets.

2 The cost of investments for federal tax purposes amounts to $40,505,437.

Note: The categories of investments are shown as a percentage of total net assets at February 28, 2006.

The following acronyms are used throughout this portfolio:

MTN	--Medium Term Note
REITs	--Real Estate Investment Trust
REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

February 28, 2006 (unaudited)

Assets:
Total investments in securities, at value (identified cost $40,505,437)		$40,189,302
Cash		51,105
Income receivable		285,753
Receivable for investments sold		20,717,522
TOTAL ASSETS		61,243,682
Liabilities:
Payable for investments purchased	$17,158,701
Income distribution payable	26,310
Payable for shareholder services fee (Note 5)	620
Accrued expenses	22,072
TOTAL LIABILITIES		17,207,703
Net assets for 4,506,260 shares outstanding		$44,035,979
Net Assets Consist of:
Paid-in capital		$44,627,153
Net unrealized depreciation of investments		(316,135)
Accumulated net realized loss on investments		(285,570)
Undistributed net investment income		10,531
TOTAL NET ASSETS		$44,035,979
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$5,210,811 ÷ 533,462 shares outstanding, no par value, unlimited shares authorized		$9.77
Institutional Service Shares:
$38,825,168 ÷ 3,972,798 shares outstanding, no par value, unlimited shares authorized		$9.77

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended February 28, 2006 (unaudited)

Investment Income:
Dividends			$2,920
Interest			130,349
TOTAL INCOME			133,269
Expenses:
Investment adviser fee (Note 5)		$11,172
Administrative personnel and services fee (Note 5)		93,699
Custodian fees		4,509
Transfer and dividend disbursing agent fees and expenses		16,844
Auditing fees		9,826
Legal fees		3,267
Portfolio accounting fees		21,671
Shareholder services fee--Institutional Service Shares (Note 5)		787
Share registration costs		35,324
Printing and postage		6,223
Insurance premiums		4,939
Miscellaneous		1,556
TOTAL EXPENSES		209,817
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(11,172)
Waiver of administrative personnel and services fee	(17,233)
Reimbursement of other operating expenses	(172,109)
TOTAL WAIVERS AND REIMBURSEMENT		(200,514)
Net expenses			9,303
Net investment income			123,966
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(285,570)
Net change in unrealized appreciation of investments			167,264
Net realized and unrealized loss on investments			(118,306)
Change in net assets resulting from operations			$5,660

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Six Months Ended (unaudited) 2/28/2006 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$123,966
Net realized loss on investments	(285,570)
Net change in unrealized appreciation of investments	167,264
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,660
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(101,192)
Institutional Service Shares	(12,243)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(113,435)
Share Transactions:
Proceeds from sale of shares	5,824,250
Proceeds from shares issued in connection with the tax-free transfer of assets from Sky Trust Common Core Fixed Income Fund	38,319,597
Net asset value of shares issued to shareholders in payment of distributions declared	5
Cost of shares redeemed	(98)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	44,143,754
Change in net assets	44,035,979
Net Assets:
Beginning of period	--
End of period (including undistributed net investment income of $10,531)	$44,035,979

1 For the period from September 1, 2005 (date of initial public investment) to February 28, 2006.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

February 28, 2006 (Unaudited)

1. ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three diversified portfolios. The financial statements included herein are only those of Federated Intermediate Government/Corporate Fund (the "Fund"). The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to provide total return.

On February 24, 2006, the Fund received assets from Sky Trust Common Core Fixed Income Fund as the result of a tax-free reorganization as follows:

Institutional Service Shares of the Fund Issued	Sky Trust Common Core Fixed Income Fund Net Assets Received	Unrealized Depreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Sky Trust Common Core Fixed Income Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,922,170	$38,319,597	$(483,399)	$5,703,726	$38,319,597	$44,023,323

1 Unrealized Depreciation is included in the Sky Trust Common Core Fixed Income Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

The Fund generally values fixed income and short-term securities according to prices furnished by an independent pricing service, except that securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost. For mortgage-backed securities, prices furnished by the independent pricing service are based on the aggregate investment value of the projected cash flows to be generated by the security. For U.S. treasury and agency securities, the prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. For other fixed income securities, prices furnished by an independent pricing service are intended to be indicative of the mean between the bid and asked prices currently offered to institutional investors for the securities. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the "Trustees").

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Six Months Ended February 28	2006 [1]
Institutional Shares:	Shares	Amount
Shares sold	533,471	$5,328,600
Shares issued to shareholders in payment of distributions declared	1	5
Shares redeemed	(10)	(98)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	533,462	$5,328,507

Six Months Ended February 28	2006 [1]
Institutional Service Shares:	Shares	Amount
Shares sold	50,628	$495,650
Proceeds from shares issued in connection with the tax-free transfer of assets from Sky Trust Core Fixed Income Fund	3,922,170	38,319,597
NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	3,972,798	$38,815,247
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	4,506,260	$44,143,754

1 Reflects operations for the period from September 1, 2005 (date of initial public investment) to February 28, 2006.

4. FEDERAL TAX INFORMATION

At February 28, 2006, the cost of investments for federal tax purposes was $40,505,437. The net unrealized depreciation of investments for federal tax purposes was $316,135. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $76,994 and net unrealized depreciation from investments for those securities having an excess of cost over value of $393,129.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the six months ended February 28, 2006, the Adviser voluntarily waived $11,172 of its fee and voluntarily reimbursed $172,109 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended February 28, 2006, the net fee paid to FAS was 2.72% of average aggregate daily net assets of the Fund.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Institutional Service Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC), for providing services to shareholders and maintaining shareholder accounts. Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries. FSSC or these financial intermediaries may voluntarily choose to waive any portion of their fee. This voluntary waiver can be modified or terminated at any time. For the six months ended February 28, 2006, FSSC did not retain any fees paid by the Fund. For the six months ended February 28, 2006, the Fund's Institutional Shares did not incur a shareholder services fee.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended February 28, 2006, were as follows:

Purchases	$2,990,322
Sales	$5,747,510

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the Securities and Exchange Commission ("SEC"), the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

Board Review of Advisory Contract

As required by the 1940 Act, the Fund's Board has reviewed the Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to authorize the creation and offering of this new product, as proposed by, and based on information provided by, the Federated organization, and based on Federated's recommendation to go forward with development of the Fund. During its review of the contract, the Board considered several factors, among the most material of which are: the Fund's proposed investment objectives and proposed investment program; the Adviser's management philosophy, investment and operating strategies, personnel, and processes to implement the proposed investment program; Federated's business rationale for proposing the creation of the Fund (including estimates for near-term growth of the Fund); the design and positioning of the Fund within Federated's overall product lineup; the continuing state of competition in the mutual fund industry; the range of comparable fees for similar funds in the mutual fund industry; the range and quality of services expected to be provided to the Fund and its shareholders by the Federated organization in addition to investment advisory services; and the Fund's relationship to the Federated family of funds.

The Board also considered the anticipated compensation and benefits to be received by the Adviser. This includes fees to be received for services provided to the Fund by other entities in the Federated organization and research services that may be received by the Adviser from brokers that execute fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Fund's Board is aware of these factors and is guided by them in its review of the Fund's advisory contract to the extent they are appropriate and relevant, as discussed further below. The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing, and working with Federated on matters relating to, the Federated family of funds, and was assisted in its deliberations by the advice of independent legal counsel.

With respect to the Fund's proposed advisory fee, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds (rather than non-mutual fund products or services) because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, and they are readily available to potential investors in the Fund as alternative investment vehicles. The range of their fees therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund would be competing.

Because the Board was considering the advisory contract in the context of Federated's proposal to create a new fund, the factors mentioned above relating to such matters as past fund performance, the Adviser's cost of providing services, the extent to which the Adviser may realize "economies of scale" as the Fund grows, and any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund, are essentially impossible to apply before the Fund has experienced any meaningful operating history. Nevertheless, in connection with the Board's governance of other Federated funds, it should be noted that the Board regularly receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the other Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts ( e.g. , for serving as the Federated funds' administrator). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board based its decision to approve the advisory contract (and, thus, effectively to "select" the Adviser) on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. As noted, not all of the factors and considerations identified above were relevant to the Fund, nor does the Board consider any one of them to be determinative. With respect to the factors that are relevant, the Board's decision to approve the contract reflects its determination that, based upon the information requested and supplied, Federated's proposal to establish and manage the Fund, and its past performance and actions in providing services to other mutual funds, provide a satisfactory basis to support the business decision to approve the proposed arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to FederatedInvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the "householding" program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of "householding." Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of "householding" at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420B607
Cusip 31420B508

34586 (4/06)

Federated is a registered mark of Federated Investors, Inc. 2006 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management
            Investment Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Institutional Trust

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
                             (insert name and title)
Date        April 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By          /s/ J. Christopher Donahue
            J. Christopher Donahue, Principal Executive Officer
Date        April 21, 2006

By          /s/ Richard A. Novak
            Richard A. Novak, Principal Financial Officer
Date        April 24, 2006